T. ROWE PRICE New York Tax-Free Bond Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.9%
NEW YORK  95.0%
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.25%, 5/1/44  2,000 2,198
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.25%, 5/1/45  1,000 1,087
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.50%, 5/1/55  2,000 2,133
Battery Park City Auth., 5.00%, 11/1/43  1,720 1,930
Battery Park City Auth., 5.00%, 11/1/44  1,250 1,389
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 2,023
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series A, 5.50%, 6/1/56 (1) 1,125 1,101
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series A, 5.625%, 6/1/61 (1) 1,450 1,434
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series B, 5.00%, 6/1/36 (1) 745 774
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  200 197
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  1,940 1,856
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (1) 2,120 1,923
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (1) 1,100 973
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 937
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (1) 600 602
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (1) 1,850 1,820
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (1) 1,000 759
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(2) 1,380 1,382
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (1)(3) 1,250 986
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/42 (2) 120 131
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/43 (2) 500 541
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/44 (2) 355 381

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (1) 2,295 2,025
Build New York City Resource, South Bronx Classical Charter,
Series A, 5.00%, 6/15/46  825 831
Build New York City Resource, South Bronx Classical Charter,
Series A, 5.50%, 6/15/65  2,000 2,013
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/37  1,500 1,588
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/39  1,765 1,854
Build New York City Resource, The Nightingale-Bamford School
Project, 5.00%, 7/1/40  3,000 3,294
Build New York City Resource, The Renaissance Charter
School 2 Project, Series A, 5.50%, 6/15/50  1,250 1,248
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 1,903
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,422
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,725
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/44  1,000 1,088
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 914
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (4) 1,500 1,568
Dormitory Auth. of the State of New York, Series AG, 3.00%,
7/1/48 (4) 1,240 951
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,044
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  1,000 876
Dormitory Auth. of the State of New York, Barnard College,
Series A, 5.25%, 7/1/43  2,000 2,193
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  4,285 4,835
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 5,866
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (1) 1,000 998
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (1) 2,600 2,485
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,009
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  2,000 2,031

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,890 2,413
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 805
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/43 (4) 500 553
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/44 (4) 550 603
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.50%, 7/1/50 (4) 2,835 3,059
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  900 748
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  1,490 1,224
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/40 (4) 400 441
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/41 (4) 585 644
Dormitory Auth. of the State of New York, The New School,
Series A, 4.25%, 7/1/50  2,000 1,839
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  1,420 1,425
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  1,395 1,466
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  1,370 1,410
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (4) 4,360 4,619
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 475
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 880
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/39  550 589
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/40  500 532
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/41  875 921
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/42  665 695
Dutchess County Local Dev., Culinary Institute of America,
5.25%, 7/1/43  450 477
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 200

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 300
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,382
Empire State Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,479
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 3,733
Empire State Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 2,027
Genesee County Funding., Rochester Regional Health Energy
Projects, Series A, 5.00%, 12/1/44  1,000 1,030
Genesee County Funding., Rochester Regional Health Energy
Projects, Series A, 5.50%, 12/1/55  3,300 3,430
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,335 420
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,380
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,001
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  4,000 3,834
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  5,000 5,041
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,569
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,505
Metropolitan Transportation Auth., Series E-1, VRDN, 2.85%,
11/15/50  1,100 1,100
Metropolitan Transportation Auth., Series G-1, VRDN, 2.85%,
11/1/32  1,400 1,400
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 3,032
Monroe County IDC, Rochester General Hosp., 4.00%, 12/1/41  1,885 1,758
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,891
Monroe County IDC, Rochester Regional Health Project,
Series AG, 3.00%, 12/1/40 (4) 270 226
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (1) 1,000 978
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  1,360 1,227
Nassau County, Series A, GO, 4.00%, 4/1/50  4,000 3,713
Nassau County IDA, EC, 5.00%, 1/1/58 (5) 2,041 —
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,204
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,002
New York City, Series B-1, GO, 5.00%, 10/1/43  2,500 2,584
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,010
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,164
New York City Housing Dev., 3.95%, 11/1/43  2,545 2,482

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Housing Dev., 4.125%, 11/1/53  4,000 3,599
New York City Housing Dev., Series A, 2.70%, 8/1/37  500 437
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,500 1,795
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,000 1,992
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,489
New York City Housing Dev., Series C, 4.95%, 2/1/55  1,000 1,004
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,693
New York City Housing Dev., Series F-1, 4.85%, 11/1/45  555 565
New York City Housing Dev., Series G-1, 3.05%, 5/1/50  2,950 2,172
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,250 1,566
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class E, 4.375%, 12/15/43 (Prerefunded
12/15/31) (6) 2,375 2,414
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class F, 5.25%, 12/15/43 (Prerefunded
12/15/31) (6) 500 515
New York City Housing Dev., Sustainable Dev. Bonds, Series A,
2.875%, 8/1/42  225 186
New York City Housing Dev., Sustainable Dev. Bonds,
Series B-1, 4.75%, 11/1/40  1,000 1,042
New York City Housing Dev., Sustainable Dev. Bonds,
Series B-1, 5.05%, 11/1/45  250 261
New York City Housing Dev., Sustainable Dev. Bonds, Series C,
2.75%, 2/1/51  2,150 1,511
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-1, 5.00%, 11/1/45  750 778
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  1,700 1,721
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.85%, 11/1/45  920 857
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series A-2, 3.80%, 11/1/43  315 302
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series C-1-A, 3.15%, 11/1/36  250 236
New York City IDA, Queens Baseball Stadium Project, Series A,
2.00%, 1/1/38 (4) 905 697
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (4) 6,250 4,932
New York City Municipal Water Fin. Auth., Second General
Resolution, 3.00%, 6/15/50  1,265 938
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  2,470 2,629
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, VRDN, 2.85%, 6/15/53  3,250 3,250
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  1,000 1,027

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.50%, 5/1/50  1,000 1,081
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series I, 5.50%, 11/1/54 (7) 2,500 2,697
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,419
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,217
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 2.85%, 11/1/36  2,025 2,025
New York City Transitional Fin. Auth., Future Tax, Series D,
5.50%, 5/1/52  3,250 3,473
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  1,000 1,084
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  2,000 1,965
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  3,035 3,265
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  1,720 1,735
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  2,000 2,157
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series E-3, VRDN, 2.85%, 2/1/45  2,700 2,700
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.50%, 2/1/50  3,000 3,249
New York City Transitional Fin. Auth., Subordinate Bonds,
Series A-1, 5.00%, 5/1/43  1,000 1,089
New York City Transitional Fin. Auth., Subordinate Bonds,
Series D-1, 4.00%, 11/1/42  1,000 984
New York City Transitional Fin. Auth., Subordinate Bonds,
Series E, 5.00%, 11/1/43  1,860 2,010
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.50%, 11/1/51  1,725 1,854
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,004
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,248
New York Convention Center Dev., Senior Lien, Hotel Unit Fee,
Series A, Zero Coupon, 11/15/55 (8) 830 202
New York Energy Fin. Dev., VRDN, 5.00%, 7/1/56 (Tender
12/1/33)  1,000 1,034
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,030 2,243
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41 (8) 1,000 746

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,690 5,573
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (4) 6,220 5,235
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (1) 3,200 3,203
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (1) 1,250 1,251
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (8) 6,680 4,928
New York Liberty Dev., 7 World Trade Center, 3.00%, 9/15/43  2,250 1,890
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 946
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  1,000 1,139
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 239, 3.25%, 10/1/51  610 603
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  1,835 1,832
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.375%, 10/1/44  1,635 1,641
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 2, 2.10%, 4/1/31 (2) 1,000 929
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 259, 4.45%, 10/1/39 (2) 2,310 2,340
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  6,495 6,343
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/50  1,000 923
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (4) 2,000 2,075
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,532
New York State Environmental Fac., Casella Waste System,
VRDN, 4.30%, 12/1/44 (Tender 6/2/36) (1)(2) 1,375 1,375
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  1,500 1,521
New York State Housing Fin. Agency, Series B-2, VRDN,
3.35%, 12/15/54 (Tender 12/15/29)  1,625 1,632
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36  700 647
New York State Housing Fin. Agency, Series C, 4.20%, 11/1/54  4,295 4,048
New York State Housing Fin. Agency, Series D, 3.70%, 11/1/44  555 516
New York State Housing Fin. Agency, Series D, 3.85%, 11/1/43  1,150 1,113
New York State Housing Fin. Agency, Series D-1, 4.70%,
11/1/45  2,500 2,523
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  1,500 1,009

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 1,012
New York State Housing Fin. Agency, Series G, 2.40%, 11/1/41  250 196
New York State Housing Fin. Agency, Series I-1, 2.55%, 11/1/41  450 357
New York State Thruway Auth., Series A, 5.00%, 3/15/43  2,165 2,378
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,140 3,903
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (4) 4,000 4,014
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (2) 130 130
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (2) 3,315 3,373
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (2) 2,000 2,054
New York Transportation Dev., JFK Int'l. Airport, 4.00%, 12/1/41  1,170 1,133
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (2) 2,000 2,082
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (2) 310 323
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (2) 1,500 1,506
New York Transportation Dev., JFK Int'l. Airport, 5.50%,
6/30/54 (2) 4,415 4,474
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/40 (2) 750 849
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (2) 2,850 3,149
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/55 (2) 500 531
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (2) 4,060 4,278
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/38 (2) 1,540 1,496
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/42 (2) 210 196
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (2) 500 521
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.25%, 12/31/54 (2)(4) 5,000 5,124
New York Transportation Dev., JFK Int'l. Airport, Series B,
STEP, 0.00%, 12/31/54 (2)(4) 1,450 960
New York Transportation Dev., LaGuardia Airport, Series A,
5.00%, 7/1/41 (2) 2,150 2,151
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (2) 1,785 1,787
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/44  1,300 1,444
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/45  950 1,047

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 4.00%, 12/1/49  4,110 3,826
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  1,515 1,568
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,003
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (2) 1,000 1,005
Port Auth. of New York & New Jersey, Series 218, 4.00%,
11/1/41 (2) 1,000 977
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/46 (2) 2,000 1,872
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (2) 1,000 997
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (2) 1,500 1,347
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/55 (2) 2,000 1,766
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (2) 5,500 5,785
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 248, 5.00%, 1/15/43  1,000 1,105
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,450
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 960
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 700
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 424
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,526
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  2,640 2,176
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  1,500 1,361
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A-1, 5.50%, 11/15/56  2,500 2,706
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,071
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,119
Trust for Cultural Resources of the city of New York, American
Museum of Natural History, Series A, 5.00%, 7/15/54  1,500 1,560
Trust for Cultural Resources of the city of New York, The
Juilliard School, Series A, 4.00%, 1/1/39  1,100 1,110
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,405
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,053

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/45  1,195 1,314
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/46  1,200 1,305
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 2,011
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (4) 3,060 3,261
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 205
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 455
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 429
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  2,000 2,006
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 774
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (1) 500 508
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.00%, 12/1/45 (1) 250 260
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.375%, 12/1/55 (1) 500 518
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.50%, 12/1/65 (1) 1,000 1,036
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  965 965
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  2,135 1,943
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/50  575 530
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  515 456
420,445
PUERTO RICO  4.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 2,164 1,494
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 2,688 1,888
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 430 448
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 218
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (3)
(10) 500 368

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (3)
(10) 30 22
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (3)
(10) 455 340
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(10) 20 15
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (3)(10) 160 118
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (3)(10) 45 33
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(10) 55 40
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (3)
(10) 165 121
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)
(10) 220 162
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (3)
(10) 75 55
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (3)
(10) 90 66
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (3)
(10) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (3)
(10) 285 209
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(10) 185 136
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (3)
(10) 55 40
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (3)
(10) 50 37
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (3)
(10) 20 15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (3)
(10) 55 40
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(10) 45 33
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (3)
(10) 15 11
Puerto Rico Electric Power Auth., Series ZZ, 4.10%, 7/1/19 (3)
(10) 90 66
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (3)
(10) 25 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (3)
(10) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (3)
(10) 175 129

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (3)
(10) 50 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (3)
(10) 20 15
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 4.75%,
7/1/27 (3)(10) 40 29
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  450 451
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,407 1,353
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,073
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,436
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  2,582 938
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,816 4,795
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,027 1,024
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,000 961
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 751
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  600 577
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 997
21,581
Total Investments in Securities  99.9%
(Cost $438,984) $ 442,026
Other Assets Less Liabilities 0.1% 578
Net Assets 100.0% $ 442,604
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $26,839 and represents 6.1% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Non-income producing
(4) Insured by Assured Guaranty Incorporated
(5) Level 3 in fair value hierarchy.

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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.
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(6) Prerefunded date is used in determining portfolio maturity.
(7) When-issued security
(8) Insured by Build America Mutual Assurance Company
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-
Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New York Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F74-054Q1 05/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 442,026 $ — $ 442,026